UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                              FORM 13F Cover Page



         Report for the Calendar Year or Quarter Ended: March 31, 2012

Check here if Amendment:           |_|; Amendment Number:

This Amendment (Check only one):   |__| is a restatement
                                   |_| adds new holding entries.

Institutional Manager Filing this Report:

Name:     Tempus Quo Capital Management, LLC

Address:  900 Third Avenue, 36th Floor
          New York, New York 10022

13F File Number: 028-14232

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:   Raul Espejel
Title:  Managing Member
Phone:  305-755-4703


Signature, Place and Date of Signing:

/s/ Raul Espejel              Aventura, Florida                May 15, 2012
---------------------    -------------------------------  ----------------------
 [Signature]                   [City, State]                      [Date]

Report Type:  (Check only one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report).

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting managers(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)


List of Other Managers Reporting for this Manager: NONE

                             Form 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:       2

Form 13F Information Table Entry Total:  77

Form 13F Information Table Value Total: $249,147
                                      (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

No.      Form 13F File Number        Name

1.       028-14235                   Tempus Quo Alternative Master Fund, Ltd.

2.       028-14233                   Tempus Quo Master Fund, Ltd.

                                           FORM 13F INFORMATION TABLE
                                                 March 31, 2012

COLUMN 1                      COLUMN 2          COLUMN 3   COLUMN 4       COLUMN 5         COLUMN 6    COLUMN 7     COLUMN 8

                                                           VALUE     SHS OR     SH/  PUT/  INVESTMENT  OTHER      VOTING AUTHORITY
NAME OF ISSUER                TITLE OF CLASS    CUSIP      (x$1000)  PRN AMT    PRN  CALL  DISCRETION  MGRS     SOLE    SHARED  NONE
--------------                ---------------   ------     --------  --------   ---- ----  ----------- -----    -----   ------- ----
AMERICA MOVIL SAB DE CV       SPON ADR L SHS    02364W105   1,467       59,075  SH         DEFINED     1           59,075
AMERICA MOVIL SAB DE CV       SPON ADR L SHS    02364W105   1,467       59,075  SH         DEFINED     2           59,075
AMERICA MOVIL SAB DE CV       SPON ADR L SHS    02364W105       9          353  SH         SOLE                       353
ANHEUSER BUSCH INBEV SA/NV    SPONSORED ADR     03524A108   3,421       47,041  SH         DEFINED     1           47,041
ANHEUSER BUSCH INBEV SA/NV    SPONSORED ADR     03524A108   3,421       47,041  SH         DEFINED     2           47,041
ANHEUSER BUSCH INBEV SA/NV    SPONSORED ADR     03524A108      21          282  SH         SOLE                       282
BAKER HUGHES INC              COM               057224107  10,692      254,927  SH         DEFINED     1          254,927
BAKER HUGHES INC              COM               057224107  10,692      254,927  SH         DEFINED     2          254,927
BAKER HUGHES INC              COM               057224107      64        1,522  SH         SOLE                     1,522
BHP BILLITON LTD              SPONSORED ADR     088606108   1,360       18,786  SH         DEFINED     1           18,786
BHP BILLITON LTD              SPONSORED ADR     088606108   1,360       18,786  SH         DEFINED     2           18,786
BHP BILLITON LTD              SPONSORED ADR     088606108       8          112  SH         SOLE                       112
BP PLC                        SPONSORED ADR     055622104   2,732       60,706  SH         DEFINED     1           60,706
BP PLC                        SPONSORED ADR     055622104   2,732       60,706  SH         DEFINED     2           60,706
BP PLC                        SPONSORED ADR     055622104      16          364  SH         SOLE                       364
CHEVRON CORP NEW              COM               166764100   2,409       22,467  SH         DEFINED     1           22,467
CHEVRON CORP NEW              COM               166764100   1,679       15,657  SH         DEFINED     2           15,657
CHEVRON CORP NEW              COM               166764100      12          114  SH         SOLE                       114
COMPANHIA PARANAENSE ENERG C  SPON ADR PFD      20441B407   8,467      360,147  SH         DEFINED     1          360,147
COMPANHIA PARANAENSE ENERG C  SPON ADR PFD      20441B407   8,467      360,147  SH         DEFINED     2          360,147
COMPANHIA PARANAENSE ENERG C  SPON ADR PFD      20441B407      51        2,160  SH         SOLE                     2,160
CONOCOPHILLIPS                COM               20825C104     929       12,219  SH         DEFINED     1           12,219
CONOCOPHILLIPS                COM               20825C104     929       12,219  SH         DEFINED     2           12,219
CONOCOPHILLIPS                COM               20825C104       6           73  SH         SOLE                        73
FREEPORT-MCMORAN COPPER & GO  COM               35671D857   6,090      160,096  SH         DEFINED     1          160,096
FREEPORT-MCMORAN COPPER & GO  COM               35671D857   6,090      160,096  SH         DEFINED     2          160,096
FREEPORT-MCMORAN COPPER & GO  COM               35671D857      36          955  SH         SOLE                       955
DEVON ENERGY CORP NEW         COM               25179M103   6,126       86,133  SH         DEFINED     1           86,133
DEVON ENERGY CORP NEW         COM               25179M103   6,126       86,133  SH         DEFINED     2           86,133
DEVON ENERGY CORP NEW         COM               25179M103      37          516  SH         SOLE                       516
GRUPO TELEVISA SA             SPON ADR REP ORD  40049J206   1,133       53,731  SH         DEFINED     1           53,731
GRUPO TELEVISA SA             SPON ADR REP ORD  40049J206   1,133       53,731  SH         DEFINED     2           53,731
GRUPO TELEVISA SA             SPON ADR REP ORD  40049J206       7          322  SH         SOLE                       322
HESS CORP                     COM               42809H107   1,797       30,475  SH         DEFINED     1           30,475
HESS CORP                     COM               42809H107   1,797       30,475  SH         DEFINED     2           30,475
HESS CORP                     COM               42809H107      11          185  SH         SOLE                       185
MARATHON OIL CORP             COM               565849106   3,024       95,392  SH         DEFINED     1           95,392
MARATHON OIL CORP             COM               565849106   3,024       95,392  SH         DEFINED     2           95,392
MARATHON OIL CORP             COM               565849106      18          572  SH         SOLE                       572
METALS USA HLDGS CORP         COM               59132A104  17,136    1,189,208  SH         DEFINED     1        1,189,208
METALS USA HLDGS CORP         COM               59132A104  17,136    1,189,142  SH         DEFINED     2        1,189,142
MOSAIC CO NEW                 COM               61945C103   2,612       47,236  SH         DEFINED     1           47,236
MOSAIC CO NEW                 COM               61945C103   2,612       47,236  SH         DEFINED     2           47,236
MOSAIC CO NEW                 COM               61945C103      16          284  SH         SOLE                       284
MURPHY OIL CORP               COM               626717102   4,019       71,432  SH         DEFINED     1           71,432
MURPHY OIL CORP               COM               626717102   2,801       49,778  SH         DEFINED     2           49,778
MURPHY OIL CORP               COM               626717102      24          425  SH         SOLE                       425
NATIONAL OILWELL VARCO INC    COM               637071101   1,034       13,014  SH         DEFINED     1           13,014
NATIONAL OILWELL VARCO INC    COM               637071101   1,034       13,014  SH         DEFINED     2           13,014
NATIONAL OILWELL VARCO INC    COM               637071101       6           80  SH         SOLE                        80
NEWFIELD EXPL CO              COM               651290108   3,019       87,060  SH         DEFINED     1           87,060
NEWFIELD EXPL CO              COM               651290108   3,019       87,060  SH         DEFINED     2           87,060
NEWFIELD EXPL CO              COM               651290108      18          520  SH         SOLE                       520
NII HLDGS INC                 CL B NEW          62913F201   2,030      110,882  SH         DEFINED     1          110,882
NII HLDGS INC                 CL B NEW          62913F201   2,030      110,882  SH         DEFINED     2          110,882
NII HLDGS INC                 CL B NEW          62913F201      12          661  SH         SOLE                       661
PATTERSON UTI ENERGY INC      COM               703481101   6,340      366,709  SH         DEFINED     1          366,709
PATTERSON UTI ENERGY INC      COM               703481101   6,340      366,709  SH         DEFINED     2          366,709
PATTERSON UTI ENERGY INC      COM               703481101      38        2,190  SH         SOLE                     2,190
PEABODY ENERGY CORP           COM               704549104     718       24,810  SH         DEFINED     1           24,810
PEABODY ENERGY CORP           COM               704549104     718       24,810  SH         DEFINED     2           24,810
PEABODY ENERGY CORP           COM               704549104       4          149  SH         SOLE                       149
PETROLEO BRASILEIRO SA PETRO  SPONSORED ADR     71654V408   5,616      211,430  SH         DEFINED     1          211,430
PETROLEO BRASILEIRO SA PETRO  SPONSORED ADR     71654V408   3,913      147,336  SH         DEFINED     2          147,336
PETROLEO BRASILEIRO SA PETRO  SPONSORED ADR     71654V408      34        1,267  SH         SOLE                     1,267
POTASH CORP SASK INC          COM               73755L107   5,510      120,603  SH         DEFINED     1          120,603
POTASH CORP SASK INC          COM               73755L107   5,510      120,603  SH         DEFINED     2          120,603
POTASH CORP SASK INC          COM               73755L107      33          722  SH         SOLE                       722
ROWAN COS INC                 COM               779382100   2,063       62,659  SH         DEFINED     1           62,659
ROWAN COS INC                 COM               779382100   2,063       62,659  SH         DEFINED     2           62,659
ROWAN COS INC                 COM               779382100      12          376  SH         SOLE                       376
TERNIUM SA                    SPON ADR          880890108  24,645    1,040,744  SH         DEFINED     1        1,040,744
TERNIUM SA                    SPON ADR          880890108  21,942      926,595  SH         DEFINED     2          926,595
TERNIUM SA                    SPON ADR          880890108      60        2,522  SH         SOLE                     2,522
ULTRA PETROLEUM CORP          COM               903914109   3,076      135,931  SH         DEFINED     1          135,931
ULTRA PETROLEUM CORP          COM               903914109   3,076      135,931  SH         DEFINED     2          135,931
ULTRA PETROLEUM CORP          COM               903914109      18          812  SH         SOLE                       812

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